Leases - Summary of Lease Income For Lessor (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Statement [Line Items]
Undiscounted payments for operating leases	$ 31
2020
Statement [Line Items]
Undiscounted payments for operating leases	25
2021
Statement [Line Items]
Undiscounted payments for operating leases	$ 6